AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2025
	Shares	Value
Common Stocks - 94.7%
Communication Services - 2.4%
AlphaPolis Co., Ltd. (Japan)	60,000	$572,144
Reading International, Inc., Class A (United States)*	95,000	132,050

Total Communication Services		704,194
Consumer Discretionary - 12.2%
A-Mark Precious Metals, Inc. (United States)	9,000	228,330
America's Car-Mart, Inc. (United States)*	13,000	590,070
B&S Group, S.A.R.L. (Luxembourg)[1]	35,000	151,761
Legacy Housing Corp. (United States)*	51,000	1,286,220
Nihon Trim Co., Ltd. (Japan)	6,000	155,038
Texhong International Group, Ltd. (Hong Kong)	2,350,000	1,132,501

Total Consumer Discretionary		3,543,920
Consumer Staples - 11.1%
Delfi, Ltd. (Singapore)	1,600,000	916,974
Italian Wine Brands S.p.A. (Italy)	61,500	1,418,192
Naked Wines PLC (United Kingdom)*	500,000	558,682
NeoPharm Co., Ltd. (South Korea)	35,000	313,799

Total Consumer Staples		3,207,647
Energy - 22.2%
Amplify Energy Corp. (United States)*	75,000	280,500
Arrow Exploration Corp. (Canada)*	7,000,000	1,672,816
Hargreaves Services PLC (United Kingdom)	100,000	787,968
Hemisphere Energy Corp. (Canada)	360,000	455,300
Horizon Oil, Ltd. (Australia)	5,750,000	754,507
Mi Chang Oil Industrial Co., Ltd. (South Korea)	6,000	407,937
Noram Drilling A.S. (Norway)	60,000	174,611
Pardee Resources Co. (United States)	800	256,000
Total Energy Services, Inc. (Canada)	210,000	1,371,738
Unit Corp. (United States)	9,000	251,388

Total Energy		6,412,765
Financials - 8.9%
Omni Bridgeway, Ltd. (Australia)*,2	2,900,000	2,573,132
Health Care - 3.8%
Ion Beam Applications (Belgium)	32,000	378,258
Koa Shoji Holdings Co., Ltd. (Japan)	95,000	444,012
Medical Facilities Corp. (Canada)	25,000	290,296

Total Health Care		1,112,566
Industrials - 29.3%
Boustead Singapore, Ltd. (Singapore)	250,000	200,960
Brickability Group PLC (United Kingdom)	1,600,000	1,204,767
CB Industrial Product Holding Bhd (Malaysia)	550,000	136,338
	Shares	Value

Cie de L'Odet SE (France)	750	$1,145,097
Fila S.p.A. (Italy)	130,000	1,579,995
Komelon Corp. (South Korea)	20,000	131,811
Macfarlane Group PLC (United Kingdom)	1,125,000	1,467,751
Maezawa Industries, Inc. (Japan)	35,000	319,847
Mitani Corp. (Japan)	18,000	239,069
Ocean Wilsons Holdings, Ltd. (Bermuda)	13,000	237,617
Sam Yung Trading Co., Ltd. (South Korea)	69,500	624,608
U-Haul Holding Co., Non-Voting Shares (United States)	20,000	1,183,600

Total Industrials		8,471,460
Information Technology - 0.6%
Bixolon Co., Ltd. (South Korea)	53,000	183,565
Materials - 3.7%
Amerigo Resources, Ltd. (Canada)	105,000	139,363
KISCO Holdings Co., Ltd. (South Korea)	11,000	144,301
Master Drilling Group, Ltd. (South Africa)	200,000	160,349
Okamoto Industries, Inc. (Japan)	13,000	439,867
SK Kaken Co., Ltd. (Japan)	3,000	175,812

Total Materials		1,059,692
Utilities - 0.5%
Maxim Power Corp. (Canada)[2]	51,700	155,202

Total Common Stocks (Cost $24,197,632)		27,424,143
Preferred Stock - 2.2%
Information Technology - 2.2%
Samsung Electronics Co., Ltd., 2.390% (South Korea)	20,000	647,347

Total Preferred Stock (Cost $320,545)		647,347

Principal Amount
Short-Term Investments - 3.4%
Joint Repurchase Agreements - 0.3%[3]
BNP Paribas SA, dated 03/31/25, due 04/01/25, 4.370% total to be received $95,282 (collateralized by various U.S. Treasuries, 0.000% - 1.875%, 07/31/27 - 02/15/45, totaling $97,175)	$95,270	95,270

	Shares
Other Investment Companies - 3.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%[4]	878,060	878,060

Total Short-Term Investments (Cost $973,330)		973,330

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
Value

Total Investments - 100.3% (Cost $25,491,507)	$29,044,820
Other Assets, less Liabilities - (0.3)%	(93,036)
Net Assets - 100.0%	$28,951,784

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the value of this security amounted to $151,761 or 0.5% of net assets.
[2]	Some of these securities, amounting to $89,335 or 0.3% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2025:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$5,951,358	$2,520,102	—	$8,471,460
Energy	5,830,217	582,548	—	6,412,765
Consumer Discretionary	3,388,882	155,038	—	3,543,920
Consumer Staples	1,475,656	1,731,991	—	3,207,647
Financials	2,573,132	—	—	2,573,132
Health Care	290,296	822,270	—	1,112,566
Materials	299,712	759,980	—	1,059,692
Communication Services	132,050	572,144	—	704,194
Information Technology	183,565	—	—	183,565
Utilities	155,202	—	—	155,202
Preferred Stock†	—	647,347	—	647,347
Short-Term Investments
Joint Repurchase Agreements	—	95,270	—	95,270
Other Investment Companies	878,060	—	—	878,060
Total Investments in Securities	$21,158,130	$7,886,690	—	$29,044,820

†	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2025, there were no transfers in or out of Level 3.

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at March 31, 2025, was as follows:
Country	% of Long-Term Investments
Australia	11.9
Belgium	1.3
Bermuda	0.8
Canada	14.6
France	4.1
Hong Kong	4.0
Italy	10.7
Japan	8.4
Luxembourg	0.5
Malaysia	0.5
Norway	0.6
Singapore	4.0
South Africa	0.6
South Korea	8.7
United Kingdom	14.3
United States	15.0
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$89,335	$95,270	—	$95,270
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.